Expense Example - Invesco QQQ Equal Weight ETF - Invesco QQQ Equal Weight ETF	Mar. 06, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 26
Expense Example, with Redemption, 3 Years	$ 80